License and Collaboration Agreements (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Jan. 31, 2019	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
License and Collaboration Agreements [Line Items]
Agreement initial term			5 years
Milestone payments						$ 11,100		$ 11,100
Original celltrion agreement						87.50%		87.50%
Amended celltrion agreement						250.00%		250.00%
Percentage of reimbursement								60.00%
Revenue recognized
Accounts receivable									$ 53
Research and development services										$ 64
Performance obligation								$ 0	64
Intellectual Property [Member]
License and Collaboration Agreements [Line Items]
Research and development services								1,936
First Milestone [Member]
License and Collaboration Agreements [Line Items]
Milestone payments	$ 2,000	$ 2,000						2,000		$ 2,000
ABP-100 Collaboration and License Agreement [Member]
License and Collaboration Agreements [Line Items]
Royalty payment
Research and Development Expense [Member]
License and Collaboration Agreements [Line Items]
Milestone payments						70,000		70,000
Royalties amount				$ 6	$ 6	12	$ 12	25	25
NJCTTQ Collaboration Agreement [Member]
License and Collaboration Agreements [Line Items]
Milestone payments						405,000
Aggregate non-refundable payments						5,000		5,000
Royalties amount						5,000		5,000
ABP-201 Collaboration and License Agreement [Member]
License and Collaboration Agreements [Line Items]
Milestone payments						56,500		56,500
Celltrion Collaboration and License Agreement [Member]
License and Collaboration Agreements [Line Items]
Milestone payments						1,750,000		1,750,000
Original celltrion agreement						$ 10,000		$ 10,000
Percentage of reimbursement						50.00%		50.00%
Celltrion Collaboration and License Agreement [Member] | First Milestone [Member]
License and Collaboration Agreements [Line Items]
Milestone payments
Celltrion Collaboration and License Agreement [Member] | Research and Development Expense [Member]
License and Collaboration Agreements [Line Items]
Original celltrion agreement						6,000		$ 6,000
ABP-100 Collaboration and License Agreement [Member]
License and Collaboration Agreements [Line Items]
Guaranteed annual minimum royalties								30
Royalty payment									23
ABI [Member]
License and Collaboration Agreements [Line Items]
Milestone payments						485,000		485,000
Minimum [Member]
License and Collaboration Agreements [Line Items]
Royalties amount						$ 20		$ 20
Amended celltrion agreement						25.00%		25.00%
Minimum [Member] | Research and Development Expense [Member]
License and Collaboration Agreements [Line Items]
Royalties amount								$ 0	$ 20
Maximum [Member]
License and Collaboration Agreements [Line Items]
Royalties amount						$ 30		$ 30
Amended celltrion agreement						50.00%		50.00%
Maximum [Member] | Research and Development Expense [Member]
License and Collaboration Agreements [Line Items]
Royalties amount								$ 498,000
Maximum [Member] | NJCTTQ Collaboration Agreement [Member]
License and Collaboration Agreements [Line Items]
Aggregate non-refundable payments								$ 405,000